Document And Entity Information	Aug. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	Montauk Renewables, Inc.
Entity Central Index Key	0001826600
Entity Emerging Growth Company	true
Securities Act File Number	001-39919
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3189583
Entity Address, Address Line One	5313 Campbells Run Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15205
City Area Code	(412)
Local Phone Number	747-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MNTK
Security Exchange Name	NASDAQ